UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-9465

        Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.3%

	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$130	5.000%, 5/15/22	5/11 at 100.00	Baa3	$ 130,218
500	5.400%, 5/15/31	5/11 at 100.00	Baa3	451,370

1,270	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	1,084,618
	5.500%, 5/15/41

	Education and Civic Organizations - 29.5%

705	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	741,836
	Program, Series 2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University,	7/08 at 101.00	AA	50,293
	Series 1998E, 5.000%, 7/01/28 - RAAI Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven,	7/06 at 102.00	BBB-	515,995
	Series 1996D, 6.700%, 7/01/26

750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	820,192
	University System, Series 2003E, 5.000%, 11/01/15 - FGIC Insured

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/11 at 101.00	AAA	1,539,225
	2001G, 5.000%, 7/01/31 - AMBAC Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2	1,079,970
	Series 2001D, 5.500%, 7/01/23

350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	4/14 at 100.00	AAA	381,924
	2004H, 5.000%, 7/01/17 (Alternative Minimum Tax) - MBIA Insured

625	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series	3/11 at 101.00	AAA	639,238
	2001B, 5.000%, 3/01/32 - FSA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,	7/12 at 101.00	AA	1,028,160
	Series 2002E, 5.250%, 7/01/32 - RAAI Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,024,900
	2002W, 5.125%, 7/01/27

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
125	5.375%, 2/01/19	2/09 at 101.00	BBB	129,520
270	5.375%, 2/01/29	2/09 at 101.00	BBB	273,197

	University of Connecticut, General Obligation Bonds, Series 2001A:
1,000	5.250%, 4/01/20	4/11 at 101.00	AA	1,080,900
1,000	4.750%, 4/01/20	4/11 at 101.00	AA	1,040,310
1,000	4.750%, 4/01/21	4/11 at 101.00	AA	1,034,380

	Healthcare - 3.1%

125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	128,634
	1999G, 5.000%, 7/01/24 - MBIA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series	7/12 at 101.00	AA	1,053,090
	2002B, 5.500%, 7/01/32 - RAAI Insured

	Housing/Multifamily - 2.0%

750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	774,255
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Housing/Single Family - 5.1%

880	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001A-1,	5/10 at 100.00	AAA	902,141
	5.250%, 11/15/28

45	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001A-2,	9/04 at 100.00	AAA	45,135
	5.450%, 5/15/32 (Alternative Minimum Tax) (Pre-refunded to 9/30/04)

1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	1,018,370
	5.300%, 11/15/33 (Alternative Minimum Tax)

	Long-Term Care - 1.9%

250	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	257,475
	Home Inc., Series 2003, 5.750%, 12/01/23

500	Connecticut Development Authority, Health Facility Revenue Refunding Bonds, Alzheimer's Resource	2/05 at 102.00	N/R	486,410
	Center of Connecticut Inc., Series 1994A, 7.250%, 8/15/21

	Tax Obligation/General - 31.9%

500	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	564,885

750	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21	6/12 at 100.00	AA	831,217

1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19	4/12 at 100.00	AA	1,097,440

560	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 - FGIC Insured	4/14 at 100.00	AAA	588,930

500	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.125%, 7/15/20 - FGIC Insured	7/11 at 102.00	Aaa	541,635

	Hamden, Connecticut, General Obligation Bonds, Series 2001:
640	5.250%, 8/15/18 - MBIA Insured	8/11 at 102.00	AAA	706,304
635	5.000%, 8/15/19 - MBIA Insured	8/11 at 102.00	AAA	685,476
300	5.000%, 8/15/20 - MBIA Insured	8/11 at 102.00	AAA	322,038

1,000	Hartford, Connecticut, General Obligation Bonds, Series 1998, 4.700%, 1/15/15 - FGIC Insured	1/08 at 102.00	AAA	1,050,930

400	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	458,916

375	New Haven, Connecticut, General Obligation Bonds, Series 1999, 4.700%, 2/01/15 - FGIC Insured	2/08 at 101.00	AAA	389,228

1,000	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 - FGIC Insured	11/10 at 101.00	AAA	1,049,960

250	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	265,735

	Norwich, Connecticut, General Obligation Bonds, Series 2001A:
585	5.000%, 4/01/15 - FGIC Insured	4/09 at 100.00	Aaa	636,439
575	5.000%, 4/01/17 - FGIC Insured	4/09 at 100.00	Aaa	623,145
475	5.000%, 4/01/18 - FGIC Insured	4/09 at 100.00	Aaa	511,988
575	5.000%, 4/01/19 - FGIC Insured	4/09 at 100.00	Aaa	615,060
275	5.000%, 4/01/20 - FGIC Insured	4/09 at 100.00	Aaa	292,680

1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 - FSA Insured	4/12 at 100.00	AAA	1,114,250

	Tax Obligation/Limited - 18.4%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for	7/08 at 105.00	A	1,088,690
	Waterbury Inc., Series 1998A, 6.750%, 7/01/28

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	559,070
	5.375%, 7/01/18 - FSA Insured

1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AAA	1,709,127
	5.500%, 11/01/12 - FSA Insured

625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	696,988

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA-	632,628
1,000	5.000%, 12/15/30	12/11 at 101.00	AA-	1,016,550

500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	AA	536,730
	Notes, Series 1998A, 5.500%, 10/01/18 - RAAI Insured

750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A,	10/10 at 101.00	BBB	852,510
	6.375%, 10/01/19

	Transportation - 6.6%

2,500	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%,	4/11 at 101.00	AAA	2,540,700
	10/01/26 (Alternative Minimum Tax) - FGIC Insured

	U.S. Guaranteed*** - 19.2%

515	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	562,735
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/06 at 102.00	AAA	27,363
	1996E, 5.875%, 7/01/26 (Pre-refunded to 7/01/06) - MBIA Insured

2,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20 (Pre-refunded	10/11 at 100.00	AAA	2,298,300
	to 10/01/11)

700	Farmington, Connecticut, General Obligation Bonds, Series 2001, 4.875%, 3/15/20 (Pre-refunded	3/11 at 101.00	Aa1***	777,826
	to 3/15/11)

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,425	5.500%, 10/01/32	10/10 at 101.00	AAA	1,540,525
1,300	5.500%, 10/01/40	10/10 at 101.00	AAA	1,401,764

	Windsor, Connecticut, General Obligation Bonds:
390	5.000%, 7/15/19 (Pre-refunded to 7/15/09)	7/09 at 100.00	Aa2***	418,419
370	5.000%, 7/15/20 (Pre-refunded to 7/15/09)	7/09 at 100.00	Aa2***	394,971

	Utilities - 16.8%

1,500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	A3	1,575,960
	Power Company, Series 1993A, 5.850%, 9/01/28

1,000	Connecticut Resource Recovery Authority, Corporate Credit Revenue Bonds, American Ref-Fuel Company	12/11 at 102.00	Baa2	1,037,710
	of Southeastern Connecticut, Series 2001A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

1,000	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon	1/05 at 100.00	BBB	1,002,820
	Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

1,975	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 -	7/10 at 101.00	AAA	2,071,242
	FSA Insured

790	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1995Z, 5.250%, 7/01/21	7/05 at 100.00	A-	806,100

	Water and Sewer - 8.8%

1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,299,530

500	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	560,240

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	803,145
720	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	740,043

$53,815	Total Long-Term Investments (cost $54,514,646) - 147.6%			57,009,698

	Other Assets Less Liabilities - 2.9%			1,103,961

	Preferred Shares, at Liquidation Value - (50.5)%			(19,500,000)

	Net Assets Applicable to Common Shares - 100%			$38,613,659

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 1, 2004, to pay
semi-annually the notional amount multiplied by 5.805%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	$500,000	2/02/05	2/02/25	$(30,481)

Agreement with Morgan Stanley dated July 15, 2004,
to pay semi-annually the notional amount multiplied by
5.717% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	900,000	1/14/05	1/14/35	(47,117)

Agreement with JPMorgan dated July 28, 2004, to pay
quarterly the notional amount multiplied by 4.495%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA Municipal Swap Index for the quarter.	$900,000	12/13/04	12/13/24	(52,082)

				$(129,680)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest
	payments on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $54,493,281.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$2,769,212
	Depreciation	(252,795)

	Net unrealized appreciation of investments	$2,516,417

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.